Deferred Revenue (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Revenues [Abstract]
Schedule of Deferred Revenue and Entrance Fee Receivables

The following table summarizes the Company’s deferred revenue (in thousands):

	March 31,	December 31,
	2026	2025
Non-refundable entrance fees	$677,284	$669,528
Other deferred revenue	2,771	3,479
Deferred revenue	$680,055	$673,007

The opening and closing balances of non-refundable entrance fees were as follows (in thousands):

Closing balance - December 31, 2024	$615,723
Additions(1)	152,717
Amortization(2)	(98,912)
Closing balance - December 31, 2025	$669,528
Additions	34,959
Amortization(2)	(27,203)
Closing balance - March 31, 2026	$677,284
(1)	During the three months ended March 31, 2025, the Company collected non-refundable entrance fees of $29 million.
(2)	Amortization of non-refundable entrance fees is included within resident fees and services on the Combined and Consolidated Statements of Operations. During the three months ended March 31, 2025, the Company recognized amortization of $24 million.
The following table summarizes the Company’s entrance fee receivables, which are recognized in other assets on the Combined and Consolidated Balance Sheets (in thousands):

Closing balance - December 31, 2024	$61,273
Current year deferrals provided	99,960
Receipts applied to entrance fee commitments	(87,857)
Closing balance - December 31, 2025	$73,376
Current year deferrals provided	25,813
Receipts applied to entrance fee commitments	(25,290)
Closing balance - March 31, 2026	$73,899

The following table summarizes the Company’s deferred revenue (in thousands):

	December 31,
	2025	2024
Non-refundable entrance fees	$669,528	$615,723
Other deferred revenue	3,479	1,031
Deferred revenue	$673,007	$616,754